Document and Entity Information	Apr. 28, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001624794
Document Type	8-K
Document Period End Date	Apr. 28, 2025
Entity Registrant Name	CSW INDUSTRIALS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-37454
Entity Tax Identification Number	47-2266942
Entity Address, Address Line One	5420 Lyndon B. Johnson Freeway, Suite 500
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75240
City Area Code	(214)
Local Phone Number	884-3777
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	CSWI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false